Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION
(in thousands)
December 31, 2018

		Acquisition Costs (a)		Costs Capitalized Subsequent to Acquisition		Gross Amount at Which Carried at Close of Period (b)
Property (c)	Encumbrances	Land	Building, Improvements and Other	Land	Building, Improvements and Other	Land	Building, Improvements and Other	Total	Accumulated Depreciation	Year Acquired (d)	Useful Life
Investment Properties:
New York-New York	e	$149,984	$484,001	$—	$—	$149,984	$484,536	$634,520	$(296,527)	2016	g
The Mirage	e	1,017,562	760,222	—	—	1,017,562	747,479	1,765,041	(484,617)	2016	g
Mandalay Bay	e	1,199,785	1,882,381	—	—	1,199,785	1,871,540	3,071,325	(733,704)	2016	g
Luxor	e	440,685	710,796	—	—	440,685	704,484	1,145,169	(350,834)	2016	g
Excalibur	e	814,805	342,685	—	43,945	814,805	384,036	1,198,841	(144,345)	2016	g
Park MGM	e	291,035	376,625	—	100,768	291,035	322,875	613,910	(87,453)	2016	g
Beau Rivage	e	104,945	561,457	—	—	104,945	559,210	664,155	(258,113)	2016	g
MGM Grand Detroit	e	52,509	597,324	—	—	52,509	597,324	649,833	(177,119)	2016	g
Gold Strike Tunica	e	3,609	179,146	—	—	3,609	178,578	182,187	(88,475)	2016	g
Borgata	e	35,568	1,264,432	—	—	35,568	1,254,782	1,290,350	(87,997)	2016	g
MGM National Harbor	—	—	1,183,909	—	—	—	1,199,839	1,199,839	(83,837)	2017	g
The Park	e	33,026	101,353	—	—	33,026	100,115	133,141	(13,638)	2016	g
MGM Northfield Park (f)	e	392,500	376,842	—	—	392,500	376,842	769,342	(5,438)	2018	g

		4,536,013	8,821,173	—	144,713	4,536,013	8,781,640	13,317,653	(2,812,097)
Corporate Property:
MGP Corporate Office		—	488	—	192	—	681	681	(108)	2017	g

		$4,536,013	$8,821,661	$—	$144,905	$4,536,013	$8,782,321	$13,318,334	$(2,812,205)

(a)
Represents the net carrying value of the IPO Properties on the IPO Date and the real estate assets of Borgata and MGM National Harbor on their respective acquisition dates by the Operating Partnership.

(b)	The aggregate cost of land, buildings and improvements for federal income tax purposes is approximately $9.4 billion.
(c)
All of the properties are large-scale destination entertainment and gaming-related properties, with the exception of The Park and MGP Corporate Office. See “Item 1 — Business — Our Properties” for additional detail about our properties.

(d)
We have omitted the date of construction of our properties on the basis that compiling this disclosure on a site-by-site
basis would be impracticable because the majority of the real estate assets were constructed by other companies that were later acquired by MGM and then ultimately acquired by MGP.

(e)	The assets comprising these Properties collectively secure the entire amount of the Operating Partnership’s senior secured credit facility.
(f)
Reflects the real estate assets of MGM Northfield Park which were owned by the Company as of December 31, 2018 and were added to the Master Lease on April 1, 2019. Refer to Note 3 within the accompanying footnotes to the financial statements for further information.

(g)	Depreciation is computed based on the following estimated useful lives:

Buildings and building improvements	20 to 40 years
Land improvements	10 to 20 years
Fixtures and integral equipment	3 to 20 years
Reconciliation of Real Estate

	2018	2017	2016
Balance at beginning of year	$12,655,847	$11,468,170	$9,965,185
Additions (1)	788,850	1,273,776	1,511,390
Dispositions and write-offs	(105,646)	(86,905)	(8,405)
Other	(20,717)	806	—

Balance at end of year	$13,318,334	$12,655,847	$11,468,170

(1)
2018 includes $769.3 million resulting from the Operating Partnership’s acquisition of the real estate assets of MGM Northfield Park. 2017 includes $
1.2
 billion resulting from the Operating Partnership’s acquisition of MGM National Harbor from MGM. 2016 includes $
1.3
 billion resulting from the Operating Partnership’s acquisition of Borgata from MGM. See Note 3 for additional details.

Reconciliation of Accumulated Depreciation

	2018	2017	2016
Balance at beginning of year	$(2,633,909)	$(2,388,492)	$(2,171,546)
Depreciation expense	(266,622)	(260,455)	(220,667)
Dispositions and write-offs	85,327	52,883	3,721
Other	2,999	(37,845)	—

Balance at end of year	$(2,812,205)	$(2,633,909)	$(2,388,492)